UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23373

Exchange Place Advisors Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant’s telephone number, including area code: (513) 587-3400

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Sphere 500 Climate Fund

(SPFFX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Sphere 500 Climate Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.oursphere.org/fund. You can also request this information by contacting us at 1-844-2SPHERE.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sphere 500 Climate Fund	$3	0.07%

What did the Fund invest in?

Fund Statistics

Net Assets	$28,577,185
Number of Portfolio Holdings	406
Advisory Fee	$9,078
Portfolio Turnover	34%

Sector Weighting (% of net assets)

Technology
34.7%
Financials
13.6%
Health Care
12.8%
Consumer Discretionary
12.3%
Communications
10.8%
Industrials
5.4%
Consumer Staples
5.0%
Real Estate
2.5%
Materials
2.2%
Utilities
0.1%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	0.1%
Materials	2.2%
Real Estate	2.5%
Consumer Staples	5.0%
Industrials	5.4%
Communications	10.8%
Consumer Discretionary	12.3%
Health Care	12.8%
Financials	13.6%
Technology	34.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oursphere.org/fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Sphere 500 Climate Fund (SPFFX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-SPFFX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Sphere 500 Climate Fund

Semi-Annual Financial Statements & Additional Information

March 31, 2025

Sphere 500 Climate Fund

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Additional Information	27

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40%	Shares	Fair Value

Communications — 10.76%
Alphabet, Inc., Class C	3,496	$546,180
Alphabet, Inc., Class A	3,983	615,931
AppLovin Corp., Class A(a)	143	37,891
AT&T, Inc.	4,909	138,826
Charter Communications, Inc., Class A(a)	66	24,323
Comcast Corp., Class A	2,564	94,612
Electronic Arts, Inc.	161	23,268
Liberty Media Corp., Class C(a)	149	13,411
Live Nation Entertainment, Inc.(a)	106	13,841
Meta Platforms, Inc., Class A	1,497	862,812
Netflix, Inc.(a)	291	271,366
Omnicom Group, Inc.	133	11,027
Pinterest, Inc., Class A(a)	401	12,431
Reddit, Inc., Class A(a)	75	7,868
Roblox Corp., Class A(a)	379	22,092
Take-Two Interactive Software, Inc.(a)	111	23,005
T-Mobile US, Inc.	325	86,681
Verizon Communications, Inc.	2,882	130,728
Walt Disney Co. (The)	1,237	122,091
Warner Bros. Discovery, Inc.(a)	1,521	16,320
		3,074,704
Consumer Discretionary — 12.33%
Airbnb, Inc., Class A(a)	285	34,046
Amazon.com, Inc.(a)	6,636	1,262,566
Aptiv Holdings Ltd.(a)	156	9,282
AutoZone, Inc.(a)	11	41,941
Best Buy Co., Inc.	135	9,937
Booking Holdings, Inc.	22	101,351
Builders FirstSource, Inc.(a)	76	9,495
Burlington Stores, Inc.(a)	43	10,248
Carnival Corp.(a)	709	13,847
Carvana Co.(a)	83	17,354
Chipotle Mexican Grill, Inc.(a)	921	46,243
Copart, Inc.(a)	605	34,237
Coupang, Inc.(a)	852	18,685
D.R. Horton, Inc.	191	24,282

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Consumer Discretionary — 12.33% (Continued)
Darden Restaurants, Inc.	80	$16,621
Deckers Outdoor Corp.(a)	103	11,516
Domino’s Pizza, Inc.	23	10,567
DoorDash, Inc., Class A(a)	228	41,672
DraftKings, Inc., Class A(a)	322	10,694
eBay, Inc.	318	21,538
Expedia Group, Inc.(a)	84	14,120
Ford Motor Co.	2,659	26,670
General Motors Co.	680	31,980
Genuine Parts Co.	95	11,318
Hilton Worldwide Holdings, Inc.	161	36,636
Home Depot, Inc. (The)	680	249,213
Kellogg Co.	201	16,580
Las Vegas Sands Corp.	258	9,967
Lennar Corp., Class A	155	17,791
Lowe’s Companies., Inc.	386	90,027
Lululemon Athletica, Inc.(a)	73	20,663
Marriott International, Inc., Class A	165	39,303
Masco Corp.	145	10,083
McDonald’s Corp.	489	152,749
Nike, Inc., Class B	795	50,467
NVR, Inc.(a)	2	14,489
O’Reilly Automotive, Inc.(a)	39	55,871
PulteGroup, Inc.	138	14,186
Ross Stores, Inc.	221	28,242
Royal Caribbean Cruises Ltd.	168	34,514
Starbucks Corp.	777	76,215
Tapestry, Inc.	141	9,928
Tesla, Inc.(a)	1,919	497,328
TJX Companies, Inc. (The)	769	93,665
Tractor Supply Co.	363	20,001
Uber Technologies, Inc.(a)	1,374	100,110
Ulta Beauty, Inc.(a)	32	11,729
Williams-Sonoma, Inc.	81	12,806
Yum! Brands, Inc.	191	30,056
		3,522,829

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Consumer Staples — 4.99%
BJ’s Wholesale Club Holdings, Inc.(a)	90	$10,269
Casey’s General Stores, Inc.	25	10,851
Clorox Co. (The)	84	12,369
Coca-Cola Co. (The)	2,923	209,345
Colgate-Palmolive Co.	555	52,004
Constellation Brands, Inc., Class A	95	17,434
Costco Wholesale Corp.	303	286,571
Dollar General Corp.	150	13,190
Dollar Tree, Inc.(a)	147	11,035
Estee Lauder Companies, Inc. (The), Class A	160	10,560
General Mills, Inc.	376	22,481
Hershey Co. (The)	101	17,274
Kenvue Inc.	1,308	31,366
Keurig Dr Pepper, Inc.	769	26,315
Kimberly-Clark Corp.	227	32,284
Kraft Heinz Co. (The)	814	24,770
Kroger Co. (The)	492	33,303
McCormick & Co., Inc.	173	14,240
Mondelez International, Inc., Class A	884	59,979
Monster Beverage Corp.(a)	473	27,680
Pentair PLC	112	9,798
PepsiCo, Inc.	937	140,494
Procter & Gamble Co. (The)	1,604	273,353
Sprouts Farmers Market, Inc.(a)	67	10,227
Sysco Corp.	334	25,064
Target Corp.	313	32,665
US Foods Holding Corp.(a)	157	10,277
		1,425,198
Financials — 13.58%
Aflac, Inc.	336	37,360
Allstate Corp. (The)	181	37,480
American Express Co.	480	129,144
American International Group, Inc.	405	35,211
Ameriprise Financial, Inc.	68	32,919
Aon PLC, Class A	143	57,070

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Financials — 13.58% (Continued)
Apollo Global Management, Inc.	274	$37,522
Arthur J. Gallagher & Co.	173	59,726
Bank of America Corp.	5,198	216,913
Bank of New York Mellon Corp. (The)	490	41,096
BlackRock, Inc.	99	93,701
Brown & Brown, Inc.	162	20,153
Capital One Financial Corp.	258	46,259
Charles Schwab Corp. (The)	1,168	91,431
Chubb Ltd.	273	82,443
Church & Dwight Co., Inc.	168	18,495
Cincinnati Financial Corp.	105	15,511
CME Group, Inc.	246	65,261
Coinbase Global, Inc., Class A(a)	137	23,596
Discover Financial Services	171	29,190
Equitable Holdings, Inc.	210	10,939
Fidelity National Financial, Inc.	178	11,584
Fifth Third Bancorp	455	17,836
First Citizens BancShares, Inc., Class A	7	12,979
First Republic Bank(a)	26	—
Goldman Sachs Group, Inc. (The)	213	116,359
Hartford Financial Services Group, Inc. (The)	195	24,127
Huntington Bancshares, Inc.	989	14,845
Interactive Brokers Group, Inc., Class A	72	11,922
Intercontinental Exchange, Inc.	391	67,448
JPMorgan Chase & Co.	1,905	467,297
KeyCorp	754	12,056
Loews Corp.	121	11,121
LPL Financial Holdings, Inc.	51	16,684
M&T Bank Corp.	112	20,020
Markel Group Inc.(a)	9	16,826
Marsh & McLennan Companies., Inc.	336	81,994
MasterCard, Inc., Class A	561	307,495
MetLife, Inc.	391	31,393
Moody’s Corp.	123	57,280
Morgan Stanley	843	98,353

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Financials — 13.58% (Continued)
MSCI, Inc.	51	$28,841
Nasdaq, Inc.	282	21,393
Northern Trust Corp.	132	13,022
Otis Worldwide Corp.	271	27,967
PayPal Holdings, Inc.(a)	675	44,044
PNC Financial Services Group, Inc. (The)	270	47,458
Principal Financial Group, Inc.	153	12,909
Progressive Corp. (The)	400	113,204
Prudential Financial, Inc.	242	27,027
Raymond James Financial, Inc.	126	17,503
Robinhood Markets, Inc., Class A(a)	505	21,018
S&P Global, Inc.	211	107,209
State Street Corp.	196	17,548
Synchrony Financial	265	14,029
T. Rowe Price Group, Inc.	149	13,689
Toast, Inc., Class A(a)	302	10,017
Tradeweb Markets, Inc., Class A	79	11,728
TransUnion	133	11,038
Travelers Companies, Inc. (The)	155	40,991
Truist Financial Corp.	892	36,706
U.S. Bancorp	1,065	44,964
Unum Group	120	9,775
Visa, Inc., Class A	1,177	412,491
W.R. Berkley Corp.	198	14,090
Wells Fargo & Co.	2,248	161,384
Willis Towers Watson PLC	68	22,981
		3,882,065
Health Care — 12.84%
Abbott Laboratories	1,181	156,660
AbbVie, Inc.	1,207	252,890
Agilent Technologies, Inc.	194	22,694
Alnylam Pharmaceuticals, Inc.(a)	85	22,952
AmerisourceBergen Corp.	124	34,483
Amgen, Inc.	367	114,338
Baxter International, Inc.	349	11,946

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Health Care — 12.84% (Continued)
Becton, Dickinson and Co.	196	$44,896
Biogen, Inc.(a)	100	13,684
BioMarin Pharmaceutical, Inc.(a)	129	9,119
Boston Scientific Corp.(a)	1,006	101,485
Bristol-Myers Squibb Co.	1,389	84,715
Cardinal Health, Inc.	165	22,732
Centene Corp.(a)	336	20,399
Cigna Corp.	184	60,536
Cooper Companies, Inc. (The)(a)	136	11,472
CVS Health Corp.	862	58,401
Danaher Corp.	470	96,350
DexCom, Inc.(a)	264	18,029
Edwards LifeSciences Corp.(a)	395	28,630
Elevance Health, Inc.	155	67,419
Eli Lilly & Co.	582	480,679
GE HealthCare Technologies, Inc.	312	25,182
Gilead Sciences, Inc.	851	95,355
HCA Healthcare, Inc.	120	41,466
Hologic, Inc.(a)	152	9,389
Humana, Inc.	82	21,697
IDEXX Laboratories, Inc.(a)	55	23,097
Illumina, Inc.(a)	108	8,569
Insulet Corp.(a)	48	12,605
Intuitive Surgical, Inc.(a)	243	120,350
IQVIA Holdings, Inc.(a)	120	21,156
Johnson & Johnson	1,647	273,138
Labcorp Holdings, Inc.	57	13,266
McKesson Corp.	86	57,877
Medtronic PLC	877	78,807
Merck & Co., Inc.	1,728	155,105
Mettler-Toledo International, Inc.(a)	14	16,533
Molina Healthcare, Inc.(a)	38	12,517
Natera, Inc.(a)	87	12,303
PerkinElmer, Inc.	82	8,676
Pfizer, Inc.	3,875	98,193

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Health Care — 12.84% (Continued)
Quest Diagnostics, Inc.	76	$12,859
Regeneron Pharmaceuticals, Inc.(a)	72	45,665
ResMed, Inc.	100	22,385
Steris PLC	67	15,186
Stryker Corp.	244	90,829
Thermo Fisher Scientific, Inc.	258	128,380
United Therapeutics Corp.(a)	30	9,248
UnitedHealth Group, Inc.	625	327,344
Vertex Pharmaceuticals, Inc.(a)	175	84,844
Waters Corp.(a)	41	15,111
West Pharmaceutical Services, Inc.	49	10,970
Zimmer Biomet Holdings, Inc.	136	15,392
Zoetis, Inc., Class A	306	50,383
		3,668,386
Industrials — 5.38%
3M Co.	371	54,485
Carrier Global Corp.	552	34,997
Caterpillar, Inc.	327	107,845
Cintas Corp.	235	48,300
Citigroup, Inc.	1,276	90,583
Cummins, Inc.	93	29,150
Deere & Co.	172	80,728
Delta Air Lines, Inc.	441	19,228
Dover Corp.	94	16,514
EMCOR Group, Inc.	31	11,459
Emerson Electric Co.	385	42,211
Expeditors International of Washington, Inc.	94	11,304
Fastenal Co.	392	30,400
FedEx Corp.	151	36,811
Graco, Inc.	115	9,604
Hubbell, Inc.	37	12,244
IDEX Corp.	52	9,410
Illinois Tool Works, Inc.	200	49,602
Ingersoll Rand, Inc.	275	22,008
Johnson Controls International PLC	448	35,889

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Industrials — 5.38% (Continued)
Lennox International, Inc.	22	$12,338
Norfolk Southern Corp.	155	36,712
Old Dominion Freight Line, Inc.	126	20,847
PACCAR, Inc.	353	34,371
Paychex, Inc.	221	34,096
Quanta Services, Inc.	100	25,418
Republic Services, Inc.	138	33,418
Rockwell Automation, Inc.	77	19,895
Rollins, Inc.	201	10,860
Roper Technologies, Inc.	73	43,039
Snap-on, Inc.	35	11,795
Southwest Airlines Co.	401	13,466
TE Connectivity PLC	204	28,829
Trane Technologies PLC	153	51,550
Union Pacific Corp.	416	98,275
United Airlines Holdings, Inc.(a)	223	15,398
United Parcel Service, Inc., Class B	507	55,764
United Rentals, Inc.	44	27,575
Veralto Corp.	163	15,884
Verisk Analytics, Inc.	96	28,572
Vertiv Holdings Co., Class A	256	18,483
W.W. Grainger, Inc.	31	30,622
Waste Management, Inc.	275	63,665
Watsco, Inc.	24	12,199
Westinghouse Air Brake Technologies Corp.	116	21,037
Xylem, Inc.	165	19,711
		1,536,591
Materials — 2.16%
Air Products & Chemicals, Inc.	151	44,533
Amcor PLC	986	9,564
AngloGold Ashanti PLC	345	12,806
Avery Dennison Corp.	53	9,432
Ball Corp.	193	10,050
Carlisle Companies, Inc.	30	10,215
Corteva, Inc.	469	29,514

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Materials — 2.16% (Continued)
DuPont de Nemours, Inc.	285	$21,284
Ecolab, Inc.	174	44,112
Freeport-McMoRan, Inc.	978	37,027
International Flavors & Fragrances, Inc.	172	13,349
Linde PLC	322	149,937
LyondellBasell Industries NV, Class A	176	12,390
Martin Marietta Materials, Inc.	41	19,603
Newmont Corp.	771	37,224
Nucor Corp.	157	18,893
Packaging Corporation of America	60	11,881
PPG Industries, Inc.	155	16,949
Reliance Steel & Aluminum Co.	36	10,395
RPM International, Inc.	87	10,064
Sherwin-Williams Co. (The)	158	55,173
Steel Dynamics, Inc.	96	12,008
Vulcan Materials Co.	90	20,997
		617,400
Real Estate — 2.55%
Alexandria Real Estate Equities, Inc.	117	10,824
American Tower Corp.	319	69,415
AvalonBay Communities, Inc.	97	20,818
CBRE Group, Inc., Class A(a)	204	26,679
Crown Castle International Corp.	297	30,956
Digital Realty Trust, Inc.	230	32,957
Equinix, Inc.	66	53,813
Equity Residential	258	18,468
Essex Property Trust, Inc.	44	13,489
Extra Space Storage, Inc.	143	21,234
Gaming and Leisure Properties, Inc.	180	9,162
Healthpeak Properties, Inc.	477	9,645
Invitation Homes, Inc.	418	14,567
Iron Mountain, Inc.	200	17,208
Kimco Realty Corp.	455	9,664
Mid-America Apartment Communities, Inc.	79	13,239
Prologis, Inc.	632	70,652

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Real Estate — 2.55% (Continued)
Public Storage	108	$32,323
Realty Income Corp.	610	35,386
Regency Centers Corp.	123	9,072
SBA Communications Corp., Class A	73	16,061
Simon Property Group, Inc.	222	36,870
Sun Communities, Inc.	86	11,063
UDR, Inc.	226	10,208
Ventas, Inc.	298	20,490
VICI Properties, Inc.	721	23,519
Welltower, Inc.	439	67,259
Weyerhaeuser Co.	495	14,494
WP Carey, Inc.	148	9,340
		728,875
Technology — 34.74%
Accenture PLC, Class A	427	133,241
Adobe, Inc.(a)	297	113,908
Advanced Micro Devices, Inc.(a)	1,103	113,322
Analog Devices, Inc.	339	68,366
ANSYS, Inc.(a)	60	18,994
Apple, Inc.	10,401	2,310,373
Applied Materials, Inc.	555	80,542
Arista Networks Inc(a)	708	54,856
Atlassian Corp., Class A(a)	110	23,343
Autodesk, Inc.(a)	146	38,223
Automatic Data Processing, Inc.	278	84,937
Block, Inc.(a)	373	20,265
Broadcom, Inc.	3,156	528,409
Broadridge Financial Solutions, Inc.	80	19,397
Cadence Design Systems, Inc.(a)	187	47,560
CDW Corp.	90	14,423
Cisco Systems, Inc.	2,721	167,912
Cloudflare, Inc., Class A(a)	207	23,327
Cognizant Technology Solutions Corp., Class A	337	25,781
Corning, Inc.	534	24,447
Corpay, Inc.(a)	46	16,041

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Technology — 34.74% (Continued)
CoStar Group, Inc.(a)	285	$22,581
Crowdstrike Holdings, Inc., Class A(a)	164	57,823
CyberArk Software, Ltd.(a)	33	11,154
Datadog, Inc., Class A(a)	209	20,735
Dell Technologies, Inc., Class C	212	19,324
DocuSign, Inc.(a)	137	11,152
Dynatrace, Inc.(a)	200	9,430
Entegris, Inc.	102	8,923
Equifax, Inc.	84	20,459
F5, Inc.(a)	39	10,385
FactSet Research Systems, Inc.	26	11,821
Fair Isaac Corp.(a)	16	29,507
Fidelity National Information Services, Inc.	362	27,034
First Solar, Inc.(a)	68	8,597
Fiserv, Inc.(a)	381	84,136
Fortinet, Inc.(a)	437	42,066
Garmin Ltd.	106	23,016
Gartner, Inc.(a)	51	21,407
Gen Digital, Inc.	382	10,138
Global Payments, Inc.	168	16,451
GoDaddy, Inc., Class A(a)	96	17,293
Guidewire Software, Inc.(a)	57	10,680
Hewlett Packard Enterprise Co.	894	13,794
HP, Inc.	644	17,832
HubSpot, Inc.(a)	34	19,424
Intel Corp.	2,961	67,244
International Business Machines Corp.	634	157,649
Intuit, Inc.	187	114,815
Jabil, Inc.	73	9,933
KLA Corp.	91	61,862
Lam Research Corp.	875	63,613
Marvell Technology, Inc.	590	36,326
Microchip Technology, Inc.	360	17,428
Micron Technology, Inc.	760	66,036
Microsoft Corp.	5,092	1,911,485

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Technology — 34.74% (Continued)
MicroStrategy, Inc., Class A(a)	163	$46,988
MongoDB, Inc.(a)	49	8,595
Monolithic Power Systems, Inc.	31	17,979
NetApp, Inc.	139	12,210
Nutanix, Inc., Class A(a)	170	11,868
Nvidia Corp.	16,303	1,766,920
Okta, Inc.(a)	113	11,890
ON Semiconductor Corp.(a)	287	11,678
Oracle Corp.	1,126	157,426
Palo Alto Networks, Inc.(a)	448	76,447
PTC, Inc.(a)	81	12,551
Pure Storage, Inc., Class A(a)	211	9,341
Qualcomm, Inc.	757	116,283
Salesforce, Inc.	641	172,018
Seagate Technology PLC	144	12,233
ServiceNow, Inc.(a)	140	111,460
Snowflake, Inc., Class A(a)	211	30,840
SS&C Technologies Holdings, Inc.	147	12,279
Super Micro Computer, Inc.(a)	348	11,916
Synopsys, Inc.(a)	105	45,029
Teradyne, Inc.	110	9,086
Texas Instruments, Inc.	622	111,773
Trade Desk, Inc. (The), Class A(a)	308	16,854
Trimble, Inc.(a)	168	11,029
Twilio, Inc., Class A(a)	98	9,595
Tyler Technologies, Inc.(a)	29	16,860
Veeva Systems, Inc., Class A(a)	101	23,395
VeriSign, Inc.(a)	64	16,248
Western Digital Corp.(a)	237	9,582
Workday, Inc., Class A(a)	145	33,862
Zebra Technologies Corp., Class A(a)	35	9,890
Zoom Video Communications(a)	180	13,279
Zscaler, Inc.(a)	65	12,897
		9,929,521

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at March 31, 2025 (Unaudited)

COMMON STOCKS — 99.40% (Continued)	Shares	Fair Value

Utilities — 0.07%
American Water Works Company, Inc.	133	$19,620

Total Common Stocks (Cost $28,358,340)		28,405,189

Total Investments — 99.40% (Cost $28,358,340)		28,405,189

Other Assets in Excess of Liabilities — 0.60%		171,996

NET ASSETS — 100.00%		$28,577,185

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

Assets
Investments, at value (cost of $28,357,826)	$28,405,189
Receivable for fund shares sold	30,006
Cash and Cash equivalents	283,128
Dividends and interest receivable	12,757
Total Assets	28,731,080

Liabilities
Payable to Adviser	1,749
Payable for fund shares redeemed	42,313
Payable for investments purchased	109,833
Total Liabilities	153,895

Net Assets	$28,577,185

Net Assets consist of:
Paid-in capital	27,044,954
Accumulated earnings	1,532,231
Net Assets	$28,577,185

Net Assets	28,577,185
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	1,099,895
Net asset value, offering price and redemption price per share	$25.98

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)

Investment Income
Dividend income	$159,885
Interest income	10,185
Total investment income	170,070

Expenses
Adviser Fees	9,078
Net operating expenses	9,078
Net investment income	$160,992

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	$1,575,415
Change in unrealized depreciation on:
Investment securities	(2,510,056)
Net realized and change in unrealized gain (loss) on investment securities	(934,641)
Net increase in net assets resulting from operations	$(773,649)

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$160,992	$119,107
Net realized gain/(loss) on investment securities	1,575,415	20,365
Change in unrealized depreciation on investment securities	(2,510,056)	2,268,461
Net increase in net assets resulting from operations	(773,649)	2,407,933

Distributions
From distributable earnings	(290,480)	(79,986)
Total distributions	(290,480)	(79,986)

Capital Transactions
Proceeds from shares sold	17,868,186	7,980,203
Reinvestment of distributions	261,598	73,443
Amount paid for shares redeemed	(2,114,768)	(2,285,898)
Net increase in net assets resulting from capital transactions	16,015,016	5,767,748
Total Increase in Net Assets	14,950,887	8,095,695

Net Assets
Beginning of period	13,626,298	5,530,603
End of period	$28,577,185	$13,626,298

Share Transactions
Shares sold	655,751	329,463
Shares issued in reinvestment of distributions	9,478	3,358
Shares redeemed	(78,139)	(98,252)
Net increase in shares outstanding	587,090	234,569

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

FINANCIAL HIGHLIGHTS
Institutional Shares

For a capital share outstanding throughout each period

	For the Period Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period Ended September 30, 2022(a)
Per Share Operating Performance
Net asset value, beginning of period	$26.57		$19.88	$16.55	$20.00

Investment operations:
Net investment income	0.17	(b)	0.33 (b)	0.31 (b)	0.22	(b)
Net realized and unrealized gain (loss) on investments	(0.46)		6.65	3.15	(3.66)
Net change in net assets resulting from operations	(0.29)		6.98	3.46	(3.44)

Less distributions
Net investment income	(0.17)		(0.29)	(0.13)	(0.01)
Net realized losses	(0.13)		—	—	—
Total Distributions	(0.30)		(0.29)	(0.13)	(0.01)

Net asset value, end of period	$25.98		$26.57	$19.88	$16.55

Total return	(1.19	)%(c)	35.58%	20.98%	(17.20	)%(c)

Ratios and Supplemental Data:
Net assets, end of period	$28,577		$13,626	$5,531	$1,444
Ratio of expenses to average net assets:	0.07	%(d)	0.07%	0.07%	2.25	%(d)
Ratio of net investment income to average net assets:	1.24	%(d)	1.39%	1.59%	(2.25	)%(d)
Portfolio turnover rate	34	%(c)	33%	16%	14	%(c)

(a)	For the period October 4, 2021 (commencement of operations) to September 30, 2022
(b)	The net investment income per share was calculated using the average shares outstanding method.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Sphere 500 Climate Fund (the “Fund”) is organized as a diversified series of the Exchange Place Advisors Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Amended and Restated Agreement and Declaration of Trust, dated June 24, 2024, as amended permits the Board of Trustees each member a “Trustee,” collectively (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board.

The Fund is the successor to the Sphere 500 Climate Fund (the “Predecessor Fund”), which commenced operations on October 4, 2021, as a series of Manager Directed Portfolios. The Fund has substantially the same investment objectives and strategies as did the Predecessor Fund. Effective as of the close of business on April 12, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 349,444 shares at a net asset value per share (“NAV”) of $23.69 of the Fund to the shareholders of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business April 12, 2024, after the reorganization, was $8,278,830 including net unrealized appreciation of $1,434,514; undistributed net investment income of $33,933 undistributed realized loss of $(70,217) and investment cost of $6,830,223. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. The Fund’s performance for periods prior to April 12, 2024, is that of the Predecessor Fund. The Predecessor Fund is the accounting survivor.

Reflection Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The investment objective of the Fund is to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index (the “Index”).

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2025 (Unaudited)

investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the six months ended March 31, 2025.

Securities Transactions, Income and Distributions – Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2025 (Unaudited)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2025 (Unaudited)

Equity Securities – Equity securities, including common stocks and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 or Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$28,405,189	$—	$—	$28,405,189
Total	$28,405,189	$—	$—	$28,405,189

(a)	Refer to Schedule of Investments for sector classifications.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2025 (Unaudited)

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2025, the Adviser provided the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). The Adviser furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at an annual rate of 0.07% of the average daily net assets of the Fund. For the six months ended March 31, 2025, the Adviser earned fees of $9,078 from the Fund. At March 31, 2025, the Fund owed the Adviser $1,749.

Pursuant to it’s Agreement between the Trust, on behalf of the Fund, and Reflection Asset Management, the Fund pays a management fee to the Adviser, which is calculated daily and paid monthly. Under the Agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder servicing, and the advisory fee payable to the Adviser.

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Fund’s fund accountant, transfer agent and administrator. Prior to April 12, 2024, U.S. Bank Global Fund Services, LLC (“U.S. Bank”) provided administrative, transfer agent and fund accounting services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. Prior to April 12, 2024, U.S. Bank provided the Chief Compliance Officer services to the Trust.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Effective January 1, 2025, each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board (the “Chairperson”) receives an additional annual retainer of $18,750, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $7,500 and $3,000, respectively. Prior to January 1, 2025, each Independent Trustee received from the Trust an annual

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2025 (Unaudited)

retainer of $50,000, plus an annual fee per Fund of $1,666.67, plus reimbursement of related expenses. Prior to January 1, 2025, the Chairperson of the Board received an additional annual retainer of $6,250, and each of the Chairs of the Audit Committee and the Governance Committee received an additional annual retainer of $2,500 and $1,250, respectively. Effective November 3, 2023, each Independent Trustee receives $2,000 for each special in-person or telephonic meeting attended. The Independent Trustees may waive part of the annual retainer fees from time to time. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Trust’s officers.

Certain officers of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended March 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$24,488,203	$8,474,958

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,145,812
Gross unrealized depreciation	(1,254,964)
Net unrealized appreciation on investments	$(109,152)
Tax cost of investments	$28,514,341

As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income	$95,830
Undistributed long-term capital gains	99,626
Unrealized appreciation on investments	2,400,904
Total accumulated earnings	$2,596,360

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2025 (Unaudited)

For the year ended September 30, 2024, the Fund utilized short-term capital loss carryforwards of $30,708.

The tax character of distributions paid during the fiscal year ended September 30, 2024, was as follows:

2024
Distributions paid from:
Ordinary income(a)	$79,986
Total distributions paid	$79,986

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about the Fund’s investment objective, principal investment strategies and principal risks is available in the Fund’s prospectus and Statement of Additional Information.

Sector Risk – If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2025, the Fund had 34.74% of the value of its net assets invested in stocks within the Technology sector.

Climate Investing Considerations Risk – Considerations to mitigate climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Index may exclude certain securities due to climate friendly considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at March 31, 2025 (Unaudited)

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Vanguard Brokerage Services held 66% of the outstanding Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Vanguard Brokerage Services are also owned beneficially.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations sand warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11 – SUBSEQUENT EVENTS

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Sphere 500 Climate Fund

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/9/2025